Equity Investments (Details) $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2021 item	Jun. 17, 2017 shares	May 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Equity Investment
Proceeds from sale of equity investment						$ 0	$ 1,650
Common stock				$ 443		443		$ 440
Income (loss) in equity investments				$ (103)	$ 468	$ (167)	$ 239
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)		10.00%		10.00%		10.00%
Number of common shares | shares		581,795
Warrants to purchase common shares | shares		286,582
Total investment				$ 9,300		$ 9,300
Percentage of voting right	20.00%
Number of board seats currently held | item	1
Total number of board seats | item	5
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)			33.33%
Gain (loss) on sale of equity investment			$ 500
Payments for equity investments			$ 1,650
e1 Marine LLC | Corporate Joint Venture [Member]
Equity Investment
Percentage of ownership interest (as a percent)	33.33%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Gain (loss) on sale of equity investment						(200)		$ (100)
Total investment				$ 4,300		$ 4,300